UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ x ];               Amendment Number: 1
       This Amendment (Check only one):         [x ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: JFS Wealth Advisors
Address: 479 N. Heritage Road
         Hermitage, Pennsylvania  16148


Form 13F File Number: 028-15128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Linda Blair
Title: Chief Compliance Officer
Phone: 724-962-3200


Signature, Place, and Date of Signing:


Laura Blair              Hermitage, Pennsylvania     April 17, 2013
---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  ------------------------

Form 13F Information Table Entry Total:                 114

                                                  ------------------------

Form 13F Information Table Value Total:
                                                    181426 (x thousand)

                                                  ------------------------

List of Other Included Managers:


D

                            JFS Wealth Advisors
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                     COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6   COLUMN 7     COLUMN 8
                                 TITLE OF                      VALUE     SHRS OR SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                   CLASS              CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION  MANAGERS SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Access Midstream Partners LP      UNIT            00434L109     1019     25250 SH            SOLE                            25250
Aegon Nv Ord Reg Amer             NY REGISTRY SH  007924103       68     11321 SH            SOLE                            11321
AFLAC Inc                         COM             001055102      332      6375 SH            SOLE                             6375
Alliance Hldgs Gp Lp              COM UNITS LP    01861G100      725     13774 SH            SOLE                            13774
American Greetings Cp Cl A        CL A            026375105      281     17470 SH            SOLE                            17470
Amgen Inc                         COM             031162100      232      2266 SH            SOLE                             2266
Aon Plc                           SHS CL A        G0408V102      203      3304 SH            SOLE                             3304
Apache Corp                       COM             037411105      430      5573 SH            SOLE                             5573
Apple Inc                         COM             037833100     1923      4345 SH            SOLE                             4345
Arch Capital Group Ltd            ORD             G0450A105      487      9261 SH            SOLE                             9261
Arkansas Best Corp                COM             040790107      130     11157 SH            SOLE                            11157
AT&T Inc                          COM             00206R102     1005     27391 SH            SOLE                            27391
Bankamerica Corp                  COM             060505104      303     24857 SH            SOLE                            24857
BB&T Corp                         COM             054937107      299      9537 SH            SOLE                             9537
BCS Ipath S&P 500 Vix Short       IPATH S&P500 VI 06740C188      547     27000 SH            SOLE                            27000
Berkshire Hathaway Cl A           CL A            084670108     3126        20 SH            SOLE                               20
Berkshire Hathaway Cl B           CL B NEW        084670702    15853    152137 SH            SOLE                           152137
Blackrock Inc Cl A                COM             09247X101      282      1096 SH            SOLE                             1096
BP Plc ADR                        SPONSORED ADR   055622104      406      9580 SH            SOLE                             9580
BP Plc Ord                        SPONSORED ADR   G12793108      118     17010 SH            SOLE                            17010
Bristol-Myers Squibb Co           COM             110122108      490     11890 SH            SOLE                            11890
Buckeye Partners LP               UNIT LTD PARTN  118230101      312      5100 SH            SOLE                             5100
Cardinal Health Inc               COM             14149Y108      272      6538 SH            SOLE                             6538
Caterpillar Inc                   COM             149123101      329      3782 SH            SOLE                             3782
Chevron Corporation               COM             166764100     1049      8832 SH            SOLE                             8832
Cisco Systems Inc                 COM             17275R102      643     30765 SH            SOLE                            30765
Coach Inc                         COM             189754104      315      6297 SH            SOLE                             6297
Coca-Cola Co                      COM             191216100      702     17357 SH            SOLE                            17357
Corning Inc                       COM             219350105      352     26394 SH            SOLE                            26394
CVS Corp Del                      COM             126650100      209      3807 SH            SOLE                             3807
Enterprise Products Partners L    COM             293792107     7539    125047 SH            SOLE                           125047
Exxon Mobil Corp                  COM             30231G102     3649     40493 SH            SOLE                            40493
F N B Corp Pa                     COM             302520101      707     58433 SH            SOLE                            58433
Fidelity Natl Financial Inc.      CL A            31620R105      244      9670 SH            SOLE                             9670
Fifth Third Bancorp               COM             316773100      218     13359 SH            SOLE                            13359
First Energy Corp                 COM             337932107      407      9643 SH            SOLE                             9643
Ford Motor Co                     COM PAR $0.01   345370860      466     35428 SH            SOLE                            35428
General Dynamics Corp             COM             369550108      479      6791 SH            SOLE                             6791
General Electric Co               COM             369604103      708     30634 SH            SOLE                            30634
Genworth Financial Inc            COM CL A        37247D106      126     12593 SH            SOLE                            12593
Glaxo SmithKline Plc ADR          SPONSORED ADR   37733W105      369      7869 SH            SOLE                             7869
Goldman Sachs Grp Inc             COM             38141G104      242      1643 SH            SOLE                             1643
Hartford Finl Svcs Grp            COM             416515104      337     13080 SH            SOLE                            13080
HJ Heinz Co                       COM             423074103      995     13768 SH            SOLE                            13768
Home Depot Inc                    COM             437076102      251      3593 SH            SOLE                             3593
Humana Inc                        COM             444859102      292      4232 SH            SOLE                             4232
Huntington Bancshs Inc            COM             446150104      101     13681 SH            SOLE                            13681
Intel Corp                        COM             458140100      337     15426 SH            SOLE                            15426
International Business Machine    COM             459200101     1334      6253 SH            SOLE                             6253
Invesco Van Kampen Ca             COM             46132H106     2310    174767 SH            SOLE                           174767
iShares Comex Gold Tr Com         ISHARES         464285105      185     11897 SH            SOLE                            11897
iShares MSCI EAFE Index           MSCI EAFE INDEX 464287465     1832     31066 SH            SOLE                            31066
iShares MSCI Emerging Markets     MSCI EMERG MKT  464287234     1085     25373 SH            SOLE                            25373
iShares Russell 2000 Index        RUSSELL 2000    464287655     1296     13725 SH            SOLE                            13725
iShares S&P 500 Indx              CORE S&P500 ETF 464287200      479      3041 SH            SOLE                             3041
iShares U.S. Pfd Stk Indx Fd      US PFD STK IDX  464288687     1272     31382 SH            SOLE                            31382
Johnson & Johnson                 COM             478160104     1208     14819 SH            SOLE                            14819
Johnson Controls Inc              COM             478366107      242      6903 SH            SOLE                             6903
JP Morgan Chase & Co              COM             46625H100      622     13109 SH            SOLE                            13109
Kinder Morgan Energy LP           UT LTD PARTNER  494550106     1619     18031 SH            SOLE                            18031
Kohls Corp                        COM             500255104      288      6242 SH            SOLE                             6242
Lorillard Inc Com                 COM             544147101      334      8266 SH            SOLE                             8266
Marathon Oil Corp                 COM             565849106      402     11922 SH            SOLE                            11922
McDonald's Corp                   COM             580135101     1361     13650 SH            SOLE                            13650
Merck & Company Inc               COM             58933Y105      958     21670 SH            SOLE                            21670
Metlife Inc                       COM             59156R108      266      6991 SH            SOLE                             6991
Microsoft Corp                    COM             594918104      682     23837 SH            SOLE                            23837
Mylan Inc                         COM             628530107      441     15229 SH            SOLE                            15229
Nash Finch Co Com                 COM             631158102      324     16566 SH            SOLE                            16566
National Oilwell Varco Inc        COM             637071101      200      2831 SH            SOLE                             2831
Natl Fuel Gas Co                  COM             636180101      332      5420 SH            SOLE                             5420
Novartis AG                       SPONSORED ADR   66987V109     2406     33780 SH            SOLE                            33780
Oracle Corp                       COM             68389X105      360     11126 SH            SOLE                            11126
Pepsico Inc                       COM             713448108     1488     18803 SH            SOLE                            18803
Pfizer Inc                        COM             717081103     1727     59835 SH            SOLE                            59835
PNC Financial Services Group I    COM             693475105      660      9931 SH            SOLE                             9931
PowerShares Developed Ex-U.S.     EX US SML PORT  73936T771     1259     51103 SH            SOLE                            51103
PowerShares Developed Ex-Us La    DEV MKTS EX-US  73936T789     2530     68423 SH            SOLE                            68423
PowerShares Emerg Mkts            EMER MRKT PORT  73936T763     1139     52408 SH            SOLE                            52408
PowerShares S&P 500 High Beta     S&P500 HGH BET  73937B829      211      8824 SH            SOLE                             8824
PowerShares S&P 500 Low Volati    S&P500 LOW VOL  73937B779     2570     82705 SH            SOLE                            82705
PowerShares U.S. 1000             FTSE RAFI 1000  73935X583     5629     80307 SH            SOLE                            80307
PowerShares U.S. 1500 Sm-Mid      FTSE US1500 SM  73935X567    11193    143781 SH            SOLE                           143781
Procter & Gamble Co               COM             742718109     2543     32998 SH            SOLE                            32998
ProShares Short Dow30             PSHS SHRT DOW30 74347R701      215      7000 SH            SOLE                             7000
ProShares Short ETF               SHRT 20+YR TRE  74347X849      583     19500 SH            SOLE                            19500
ProShares Ultrashort S&P 500      PSHS ULST SP500 74347B300      747     17000 SH            SOLE                            17000
Qualcomm Inc                      COM             747525103      207      3088 SH            SOLE                             3088
Schlumberger Ltd                  COM             816857108      405      5414 SH            SOLE                             5414
SPDR Gold Shares                  GOLD SHS        78463V107      445      2878 SH            SOLE                             2878
SPDR S&P 500 Index                TR UNIT         78462F103     3133     19998 SH            SOLE                            19998
St Jude Medical Inc               COM             790849103      264      6530 SH            SOLE                             6530
Telecom Italia S P A New Spon     SPON ADR ORD    87927Y102       88     12345 SH            SOLE                            12345
Teva Pharmaceutical Industries    ADR             881624209      389      9804 SH            SOLE                             9804
Vanguard FTSE All-World ex-US     ALLWRLD EX US   922042775     1125     24268 SH            SOLE                            24268
Vanguard Lrg-Cap ETF              LARGE CAP ETF   922908637     2886     40225 SH            SOLE                            40225
Vanguard Sm-Cap ETF               SMALL CP ETF    922908751     1635     17935 SH            SOLE                            17935
Vanguard Total Stk Mkt ETF        TOTAL STK MKT   922908769    14949    184646 SH            SOLE                           184646
Verizon Communications Inc        COM             92343V104      338      6884 SH            SOLE                             6884
Viacom Inc Non-Vtg Cl B           CL B            92553P201      390      6340 SH            SOLE                             6340
Vodafone Grp Plc Ord              SPONS ADR NEW   92857W209       44     15790 SH            SOLE                            15790
Walgreen Co                       COM             931422109      891     18680 SH            SOLE                            18680
Wal-Mart Stores Inc               COM             931142103      877     11721 SH            SOLE                            11721
Walt Disney Co                    COM DISNEY      254687106      436      7681 SH            SOLE                             7681
WisdomTree Diefa Div Fd           DEFA FD         97717W703      735     15290 SH            SOLE                            15290
WisdomTree Emerg Mkts Debt Fd     EM LCL DEBT FD  97717X867     3186     60647 SH            SOLE                            60647
WisdomTree Emerg Mkts Eq Incm     EMERG MKTS ETF  97717W315     3742     67960 SH            SOLE                            67960
WisdomTree Emerg Mkts Sm-Cap D    EMG MKTS SMCAP  97717W281     4681     90733 SH            SOLE                            90733
WisdomTree Intl Lrg-Cap Div Fd    INTL LRGCAP DV  97717W794     7156    155463 SH            SOLE                           155463
WisdomTree Intl Sm-Cap Div Fd     INTL SMCAP DIV  97717W760     8610    155389 SH            SOLE                           155389
WisdomTree Lrg-Cap Div Fd         LARGECAP DIVID  97717W307     2906     49344 SH            SOLE                            49344
WisdomTree Sm-Cap Earnings Fd     SMLCAP EARN FD  97717W562     2128     33579 SH            SOLE                            33579
WisdomTree Total Div ETF Fd       TOTAL DIVID FD  97717W109    15234    257030 SH            SOLE                           257030
Xerox Corp                        COM             984121103      306     35595 SH            SOLE                            35595


